Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	R (49,275)	R (42,645)	R (41,733)
Production costs	34,866	33,099	29,774
Production profit per segment report	14,409	9,546	11,959
Amortisation and depreciation of mining assets	(3,355)	(3,622)	(3,777)
Amortisation and depreciation of assets other than mining assets	(99)	(61)	(98)
Rehabilitation expenditure	(32)	(136)	(135)
Care and maintenance cost of restructured shafts	(227)	(273)	(144)
Employment termination and restructuring costs	(597)	(218)	(332)
Share-based payments	(51)	(143)	(114)
Impairment of assets	0	(4,433)	(1,124)
Toll treatment costs	(323)	0	0
Other	15	58	9
Gross profit	9,740	718	6,244
Corporate, administration and other expenditure	(1,044)	(984)	(1,068)
Exploration expenditure	(506)	(214)	(177)
Gains/(losses) on derivatives	(194)	53	1,022
Foreign exchange translation gain/(loss)	(634)	(327)	670
Other operating expenses	(268)	(1)	(241)
Operating profit/(loss)	7,094	(755)	6,450
Gain on bargain purchase	0	0	303
Acquisition-related costs	(214)	0	(124)
Share of profits from associate	57	63	83
Investment income	663	352	331
Finance costs	(994)	(718)	(661)
Profit/(loss) before taxation	6,606	(1,058)	6,382
Non-current assets
Property, plant and equipment	41,507	32,872
Intangible assets	33	48
Non-current restricted cash and investments	6,121	5,555
Investments in associates	111	125	126
Deferred tax assets	189	203
Other non-current assets	332	374
Derivative financial assets	269	137
Current assets
Inventories	3,265	2,818
Current restricted cash and investments	41	27
Trade and other receivables	2,395	1,682
Derivative financial assets	110	519
Cash and cash equivalents	2,867	2,448	2,819	R 6,357
Total assets	57,240	46,808	48,803
Mining assets
Non-current assets
Property, plant and equipment	28,618	25,320
Undeveloped properties
Non-current assets
Property, plant and equipment	7,385	4,004
Other non-mining assets
Non-current assets
Property, plant and equipment	453	416
Mining assets under construction
Non-current assets
Property, plant and equipment	5,051	3,132
Operating segments
Disclosure of operating segments [line items]
Revenue	(47,520)	(41,742)	(40,698)
Production costs	33,541	32,196	28,739
Production profit per segment report	13,979	9,546	11,959
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	(1,755)	(903)	(1,035)
Production costs	1,325	903	1,035
Production profit per segment report	430	0	0
Reconciliation of segment information to the consolidated income statement and balance sheet | Silver and Uranium sales
Disclosure of operating segments [line items]
Revenue	(1,325)	(903)	(1,035)
Production costs	1,325	903	1,035
Reconciliation of segment information to the consolidated income statement and balance sheet | toll treatments
Disclosure of operating segments [line items]
Revenue	430	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Cost of sales items other than production costs	(4,669)	(8,828)	(5,715)
Amortisation and depreciation of mining assets	(3,355)	(3,622)	(3,777)
Amortisation and depreciation of assets other than mining assets	(99)	(61)	(98)
Rehabilitation expenditure	(32)	(136)	(135)
Care and maintenance cost of restructured shafts	(227)	(273)	(144)
Employment termination and restructuring costs	(597)	(218)	(332)
Share-based payments	(51)	(143)	(114)
Impairment of assets	0	(4,433)	(1,124)
Toll treatment costs	(323)	0	0
Other	15	58	9
Gross profit	9,740	718	6,244
Corporate, administration and other expenditure	(1,044)	(984)	(1,068)
Exploration expenditure	(506)	(214)	(177)
Gains/(losses) on derivatives	(194)	53	1,022
Foreign exchange translation gain/(loss)	(634)	(327)	670
Other operating expenses	(268)	(1)	(241)
Operating profit/(loss)	7,094	(755)	6,450
Gain on bargain purchase	0	0	303
Acquisition-related costs	(214)	0	(124)
Share of profits from associate	57	63	83
Investment income	663	352	331
Finance costs	(994)	(718)	(661)
Profit/(loss) before taxation	6,606	(1,058)	6,382
Non-current assets
Property, plant and equipment	11,098	7,280	6,741
Intangible assets	33	48	365
Non-current restricted cash and investments	6,121	5,555	5,232
Investments in associates	111	125	126
Deferred tax assets	189	203	272
Other non-current assets	332	374	332
Derivative financial assets	269	137	328
Current assets
Inventories	3,265	2,818	2,542
Current restricted cash and investments	41	27	67
Trade and other receivables	2,395	1,682	1,652
Derivative financial assets	110	519	1,471
Cash and cash equivalents	2,867	2,448	2,819
Total assets	26,831	21,216	21,947
Unallocated amounts | toll treatments
Disclosure of operating segments [line items]
Revenue	(430)	0	0
Unallocated amounts | Mining assets
Non-current assets
Property, plant and equipment	1,080	943	757
Unallocated amounts | Undeveloped properties
Non-current assets
Property, plant and equipment	7,384	4,004	3,989
Unallocated amounts | Other non-mining assets
Non-current assets
Property, plant and equipment	516	510	411
Unallocated amounts | Mining assets under construction
Non-current assets
Property, plant and equipment	R 2,118	R 1,823	R 1,584